19. SHARE PURCHASE WARRANTS (Details) - 12 months ended Dec. 31, 2017 $ in Thousands	USD ($) shares	CAD / shares
Share Purchase Warrants Details
Share purchase warrants, weighted average exercise price, beginning | CAD / shares		CAD 0.00
February 2017 warrants, weighted average exercise price issued | CAD / shares		1.27
Share purchase warrants, weighted average exercise price, ending | CAD / shares		CAD 1.27
Share purchase warrants, shares, beginning | shares	0
February 2017 warrants issued, shares | shares	1,673,077
Share purchase warrants, shares, ending | shares	1,673,077
Share purchase warrants, beginning | $	$ 0
February 2017 warrants issued | $	333
Share purchase warrants, ending | $	$ 333